AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 14, 2001

                                                        REGISTRATION NO. 2-85869
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                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                       ---------------------------------

                        POST-EFFECTIVE AMENDMENT NO. 16
                                       TO
                                    FORM S-6
                       ---------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                       ---------------------------------

A. EXACT NAME OF TRUST:
                             DEFINED ASSET FUNDS--
                        MUNICIPAL INVESTMENT TRUST FUND
                               NEW YORK SERIES A

B. NAME OF DEPOSITOR:

                   MERRILL LYNCH, PIERCE, FENNER & SMITH INC.
                           SALOMON SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:

 MERRILL LYNCH, PIERCE,                               SALOMON SMITH BARNEY INC.
     FENNER & SMITH                                         7 WORLD TRADE
      INCORPORATED                                       CENTER--40TH FLOOR
   DEFINED ASSET FUNDS                                   NEW YORK, NY 10013
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051

  PRUDENTIAL SECURITIES                               DEAN WITTER REYNOLDS INC.
      INCORPORATED                                         TWO WORLD TRADE
   ONE NEW YORK PLAZA                                    CENTER--59TH FLOOR
   NEW YORK, NY 10292                                    NEW YORK, NY 10048

D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


  TERESA KONCICK, ESQ.                                    MICHAEL KOCHMANN
      P.O. BOX 9051                                         7 WORLD TRADE
PRINCETON, NJ 08543-9051                                 CENTER--40TH FLOOR
                                                         NEW YORK, NY 10048
                                  COPIES TO:
   LEE B. SPENCER, JR.       NORA M. JORDAN, ESQ.        DOUGLAS LOWE, ESQ.
   ONE NEW YORK PLAZA        450 LEXINGTON AVENUE     DEAN WITTER REYNOLDS INC.
   NEW YORK, NY 10292         NEW YORK, NY 10017           TWO WORLD TRADE
                                                         CENTER--59TH FLOOR
                                                         NEW YORK, NY 10048

The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and will file the Rule 24f-2 Notice for the most recent fiscal year in March, 2001.

Check box if it is proposed that this filing will become effective on February 23, 2001 pursuant to paragraph (b) of Rule 485. /X/
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                           DEFINED ASSET FUNDS-REGISTERED TRADEMARK-
                           ----------------------------------------------------

                           MUNICIPAL INVESTMENT TRUST FUND
                           NEW YORK SERIES A
                           (14 DAY REPURCHASE--COLLATERAL BACKED)
                           (A UNIT INVESTMENT TRUST)

                           -  PRIMARILY LONG TERM MUNICIPAL BONDS
                           -  DESIGNED TO BE FREE OF REGULAR FEDERAL INCOME TAX
                           -  MONTHLY DISTRIBUTIONS

SPONSORS:
MERRILL LYNCH,
PIERCE, FENNER & SMITH     -----------------------------------------------------
INCORPORATED               The Securities and Exchange Commission has not
SALOMON SMITH BARNEY INC.  approved or disapproved these Securities or passed
PRUDENTIAL SECURITIES      upon the adequacy of this prospectus. Any
INCORPORATED               representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated February 23, 2001.

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Defined Asset Funds-Registered Trademark-
Defined Asset Funds-Registered Trademark- is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   - A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
   - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
   - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
   - Ongoing supervision: We monitor each portfolio on an ongoing basis.

No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF THE EVALUATION DATE, OCTOBER 31, 2000.

CONTENTS

                                                    PAGE
                                                    ----
New York Series Portfolio--
  Risk/Return Summary.............................    3
What You Can Expect From Your Investment..........    6
  Monthly Income..................................    6
  Return Figures..................................    6
  Records and Reports.............................    6
The Risks You Face................................    7
  Interest Rate Risk..............................    7
  Call Risk.......................................    7
  Reduced Diversification Risk....................    7
  Liquidity Risk..................................    7
  Collateral Related Risk.........................    7
  Concentration Risk..............................    7
State Concentration Risk..........................    7
  Litigation and Legislation Risks................    8
Selling or Exchanging Units.......................    8
  Sponsors' Secondary Market......................    9
  Selling Units to the Trustee....................    9
  Exchange Option.................................    9
How The Fund Works................................   10
  Pricing.........................................   10
  Evaluations.....................................   10
  Income..........................................   10
  Placement Fee...................................   10
  Expenses........................................   10
  Portfolio Changes...............................   11
  Fund Termination................................   11
  Certificates....................................   11
  Trust Indenture.................................   12
  Legal Opinion...................................   12
  Auditors........................................   13
  Sponsors........................................   13
  Trustee.........................................   13
  Underwriters' and Sponsors' Profits.............   13
  Public Distribution.............................   13
  Code of Ethics..................................   14
Taxes.............................................   14
Supplemental Information..........................   15
Financial Statements..............................  D-1

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NEW YORK SERIES PORTFOLIO--RISK/RETURN SUMMARY

 1. WHAT ARE THE FUND'S OBJECTIVES?
 - The Fund seeks interest income that is exempt from regular federal income taxes by investing in a fixed portfolio consisting primarily of long term municipal bonds with an estimated average life of about 15 years, issued by or on behalf of the State of New York or its local governments and authorities.

 - The Fund seeks to reduce fluctuations in the value of the bonds (and minimize the risk of losing money) through the repurchase commitments described below.

 2. WHAT ARE MUNICIPAL REVENUE BONDS?
   Municipal industrial development revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airport, healthcare, housing and municipal utilities. Generally, payments on these bonds depend solely on the revenues generated by the project, excise taxes or state appropriations, and are not backed by the government's taxing power.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund plans to hold to maturity 74 collateralized tax-exempt municipal bonds with an aggregate face amount of $53,417,149.

 - The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.

 - The approximate percentage of the Portfolio backed by each Seller's repurchase commitments is:

Astoria Federal                                     88%
The Dime Savings Bank                                5%
Home Savings Bank                                    7%

 - The bonds were initially acquired from savings banks (the Sellers), which had held the bonds in their own portfolios.

   The Portfolio consists of 100% collateralized municipal bonds.

 - Each Seller has agreed to repurchase on 14 calendar day's notice any of the bonds sold by it to the Fund if:

   -- the Fund needs to sell bonds to meet redemptions of units;

   -- the issuer of a bond fails to make payments when due;

   -- the interest on a bond becomes taxable; and

   -- insolvency proceedings are commenced by or against the Seller, or it fails to meet its collateral requirements.

 - Each Seller has also agreed to repurchase its bonds on scheduled disposition dates.

 - The collateral securing the Sellers' repurchase commitments may include:

   -- Ginnie Maes, Fannie Maes and Freddie Macs;

   -- mortgages;

   -- municipal obligations;

   -- corporate obligations;

   -- U.S. government securities; and

   -- cash.

 - You should rely on the collateral for the performance of the repurchase commitments rather than on the financial position of the Sellers.

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates, an issuer's worsening financial condition or a Seller's failure to meet its repurchase commitments can reduce the price of your units.

 - Since the Fund is concentrated in housing bonds, adverse developments in this sector may affect the value of your units.

 - Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.

 - The Fund could receive early returns of principal if mortgages underlying some of the bonds are prepaid, if it becomes necessary to liquidate the collateral or if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

 - 48% of the bonds are currently callable.

   ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF NEW YORK ISSUERS, SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO NEW YORK WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds backed by collateralized repurchase commitments.

   The Fund is NOT appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.

                               DEFINING YOUR INCOME

WHAT YOU MAY EXPECT (Payable on the 25th day of
the month to holders of record on the 10th day of
the month):
Regular Monthly Income per unit                     $1.88
Annual Income per unit:                             $22.62
THESE FIGURES ARE ESTIMATES DETERMINED ON THE EVALUATION
DAY; ACTUAL PAYMENTS MAY VARY.

 6. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

INVESTOR FEES
Maximum Sales Fee (Load) on
new purchases                                       none

   ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                     AMOUNT
                                                    PER UNIT
                                                    --------
Other Operating Expenses                             $0.01
Portfolio Supervision
 Bookeeping and Administrative
 Fees (including updating
 expenses)                                           $0.27
Evaluator's Fee                                      $0.04
                                                     -----
TOTAL                                                $0.32

   The Sponsor historically paid updating expenses.

 7. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 8. HOW DO I BUY UNITS?
   The minimum investment is one unit.

   You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.

UNIT PRICE PER UNIT                                 $349.94
(as of October 31, 2001)

   Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

 9. HOW DO I SELL UNITS?
   You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.

10. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   The Fund pays income monthly.

   In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. If you are a New York resident your income may also be exempt from certain New York State and local personal income taxes.

   You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

11. WHAT OTHER SERVICES ARE AVAILABLE?

   REINVESTMENT
   You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This Program is an open-end mutual fund with a comparable investment objective. Income from this Program will generally be subject to state and local income taxes. FOR MORE COMPLETE INFORMATION ABOUT THE PROGRAM, INCLUDING CHARGES AND FEES, ASK THE TRUSTEE FOR THE PROGRAM'S PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST. THE TRUSTEE MUST RECEIVE YOUR WRITTEN ELECTION TO REINVEST AT LEAST 10 DAYS BEFORE THE RECORD DAY OF AN INCOME PAYMENT.

   EXCHANGE PRIVILEGES
   You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on most exchanges.

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    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                          FOR NEW YORK CITY RESIDENTS
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                                    COMBINED
                                    EFFECTIVE
       TAXABLE INCOME 2001*         TAX RATE
SINGLE RETURN       JOINT RETURN        %       4%    4.5%    5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                               IS EQUIVALENT TO A TAXABLE YIELD OF
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$      0- 26,250  $      0- 43,850     23.94   5.26   5.92   6.57    7.23    7.89    8.55    9.20    9.86   10.52
$ 26,251- 63,550  $ 43,851-105,950     23.99   5.26   5.92   6.58    7.24    7.89    8.55    9.21    9.87   10.52
$ 26,251- 63,550  $ 43,851-105,950     35.65   6.22   6.99   7.77    8.55    9.32   10.10   10.88   11.66   12.43
$ 63,551-132,600  $105,951-161,450     38.33   6.49   7.30   8.11    8.92    9.73   10.54   11.35   12.16   12.97
$132,601-288,350  $161,451-288,350     42.80   6.99   7.87   8.74    9.62   10.49   11.36   12.24   13.11   13.99
   OVER $288,350     OVER $288,350     46.02   7.41   8.34   9.26   10.19   11.12   12.04   12.97   13.89   14.82

                          FOR NEW YORK STATE RESIDENTS
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                                    COMBINED
                                    EFFECTIVE
       TAXABLE INCOME 2001*         TAX RATE
SINGLE RETURN       JOINT RETURN        %       4%    4.5%    5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                               IS EQUIVALENT TO A TAXABLE YIELD OF
------------------------------------------------------------------------------------------------------------------
$      0- 26,250  $      0- 43,850     20.82   5.05   5.68   6.31    6.95    7.58    8.21    8.84    9.47   10.10
$ 26,251- 63,550  $ 43,851-105,950     32.93   5.96   6.71   7.46    8.20    8.95    9.69   10.44   11.18   11.93
$ 63,551-132,600  $105,951-161,450     35.73   6.22   7.00   7.78    8.56    9.34   10.11   10.89   11.67   12.45
$132,601-288,350  $161,451-288,350     40.38   6.71   7.55   8.39    9.23   10.06   10.90   11.74   12.58   13.42
   OVER $288,350     OVER $288,350     43.74   7.11   8.00   8.89    9.78   10.66   11.55   12.44   13.33   14.22

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 2001 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:

  - elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
  - a change in the Fund's expenses; or
  - the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.
ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual  -     Estimated
Interest Income      Annual Expenses
------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:

- a monthly statement of income payments and any principal payments;
- a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF TAX-EXEMPT INTEREST RECEIVED DURING THE YEAR.

You may request:

- copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Some of the bonds in this Fund are currently callable by the issuer.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

COLLATERAL RELATED RISK

The Sponsors believe that the collateral is reasonably adequate to support the repurchase commitments without regard to the ability of the Sellers to meet these commitments.

You could have all or part of the principal amount of your investment returned early if insolvency proceedings are commenced by or against a Seller. In that case, the collateral agent will automatically foreclose on the collateral and, if necessary, liquidate it and use the proceeds to purchase bonds from the Fund. You would then receive your share of the proceeds.

The Sponsors have agreed that their sole recourse in the event a Seller fails to repurchase the bonds as agreed, including as a result of the Seller's insolvency, will be to exercise available remedies with respect to the collateral on deposit with the Fund. If the collateral is not enough to cover the costs resulting from the Seller's default, the Sponsors will be unable to pursue any deficiency judgment against the Seller.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be "concentrated" in that bond type, which makes the Portfolio less diversified.

STATE CONCENTRATION RISK

NEW YORK RISKS

GENERALLY

For decades, New York's economy has trailed the rest of the nation. Both the state and New York City have experienced long-term structural imbalances between revenues and expenses, and have repeatedly relied substantially on non-recurring measures to achieve budget balance. The pressures that contribute to budgetary problems at both the state and local level include:

  - the high combined state and local tax burden;
  - a decline in manufacturing jobs, leading to above-average unemployment;
  - sensitivity to the financial services industry; and
  - dependence on federal aid.

STATE GOVERNMENT

The State government frequently has difficulty approving budgets on time. Budget gaps of $3 billion and $5 billion are projected for the next two years. The State's general obligation bonds are rated A+ by Standard & Poor's and A2 by Moody's. There is $37 billion of state-related debt outstanding.

NEW YORK CITY GOVERNMENT

Even though the City had budget surpluses each year from 1981, budget gaps of over $2 billion are projected for the 2002, 2003 and 2004 fiscal years. New York City faces fiscal pressures from:

  - aging public facilities that need repair or replacement;
  - welfare and medical costs;
  - expiring labor contracts; and
  - a high and increasing debt burden.

The City requires substantial state aid, and its fiscal strength depends heavily on the securities industry. Its general obligation bonds are rated A by Standard & Poor's and A2 by Moody's. $31.2 billion of combined City, MAC and PBC debt is outstanding, and the City proposes $25.3 billion of financing over fiscal 1999-2003.

New York City currently expects to reach its constitutional limits on debt issuance in Fiscal 2003.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:

  - limiting real property taxes,
  - reducing tax rates,
  - imposing a flat or other form of tax, or
  - exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:

  - ADDING the value of the bonds, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 28 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

There could be a delay in paying you for your units:

  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);>/text
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund with no sales fee. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

PLACEMENT FEE

The Sponsors receive a quarterly placement fee from each Seller equal to an annual percentage ranging from 0.487% to 0.75% of the outstanding principal amount of bonds sold by that Seller and held by the Fund.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:

  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and
  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typsesetting, electronic filing and regulatory filing fees and expenses associated with updating the Fund's registration statement yearly are also now chargeable to the Fund. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:

  - diversity of the portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:

  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:

  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:

  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued.

Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statement of Condition included in this prospectus.

SPONSORS

The Sponsors are:

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051

DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048

SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.) 7 World Trade Center, 40th Floor, New York, NY 10048

PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

The Fund and the Agent for the Sponsors have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer in securities, financial institution, insurance company or other investor with special circumstances. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and may be taken into account in determining your preference items for alternative minimum tax purposes. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuers (or other users of bond proceeds) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

Our counsel is of the opinion that the Fund (and therefore the investors, as discussed below) will be treated as owning the bonds, notwithstanding the Sellers' repurchase commitments. However, because there are no regulations, published rulings or judicial decisions that characterize for federal income tax purposes repurchase commitments like the Sellers' with respect to the bonds, it is not certain that the IRS will agree with the conclusions of our counsel. Therefore, it is possible that the IRS may take actions that might result in the Fund (and therefore the investors) not being treated as owning the bonds for federal income tax purposes.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. While not free from doubt, the opinion of our counsel is that any capital gain or loss derived from the Fund will be short-term capital gain or loss regardless of the time that you have held your Units.

YOUR BASIS IN THE BONDS

You may be required to allocate a portion of your cost for your Units to the Sellers' repurchase commitment with respect to the bonds. When all or part of your pro rata portion of a bond is disposed of (and the commitment with respect to that bond simultaneously is disposed of, lapses or is exercised), both your basis in your pro rata portion of the bond and your basis in your pro rata portion of the commitment will be taken into account in determining your overall net income or loss from the disposition. In some cases, this overall net income or loss may consist of ordinary income attributable to market discount on the pro rata portion of the bond and of capital loss attributable to the commitment. The deductibility of capital losses is subject to limitations. You should consult your tax adviser in this regard.

If your basis for your pro rata portion of a bond (after giving effect to any required allocation to the commitment) exceeds the redemption price at maturity of that bond, you may be considered to have purchased your pro rata portion of the bond at a "bond premium," which must be amortized.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

NEW YORK TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

          DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
          NEW YORK SERIES - A

          REPORT OF INDEPENDENT ACCOUNTANTS

          The Sponsors, Trustee and Holders
          of Defined Asset Funds - Municipal Investment Trust Fund, New York Series - A:

          We have audited the accompanying statement of condition of Defined Asset Funds - Municipal Investment Trust Fund, New York Series - A, including the portfolio, as of October 31, 2000 and the related statements of operations and of changes in net assets for the year ended October 31, 2000, the period May 1, 1999 to October 31, 1999 and the year ended April 30, 1998. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

          We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at October 31, 2000, as shown in such portfolio, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Defined Asset Funds - Municipal Investment Trust Fund, New York Series - A at October 31, 2000 and the results of its operations and changes in its net assets for the above-stated periods in conformity with accounting principles generally accepted in the United States of America.


          DELOITTE & TOUCHE LLP

          New York, N.Y.
          February 6, 2001


                                     D - 1.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     NEW YORK SERIES - A

     STATEMENT OF CONDITION
     As of October 31, 2000

     TRUST PROPERTY:
       Investment in marketable securities -
         at value (cost $ 52,743,780 )(Note 1)........                                                 $52,786,915
       Accrued interest ...............................                                                     251,062
       Cash - income ..................................                                                     488,138
       Cash - principal ...............................                                                     453,564
                                                                                                        -----------
         Total trust property .........................                                                  53,979,679

     LESS LIABILITY:

       Accrued Sponsors' fees .........................                                   $  33,859
       Principal payments payable .....................                                         778          34,367
                                                                                        -----------     -----------

     NET ASSETS, REPRESENTED BY:
       154,572 units of fractional undivided
          interest outstanding (Note 3)................                                  53,239,701

       Undistributed net investment income ............                                     705,341     $53,945,042
                                                                                        -----------     ===========

     UNIT VALUE ($ 53,945,042 / 154,572 units )........                                                 $    349.00
                                                                                                        ===========

                       See Notes to Financial Statements.



                                     D - 2.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     NEW YORK SERIES - A

     STATEMENTS OF OPERATIONS

                                                                    May 1, 1999
                                                 Year Ended             to             Year Ended
                                                 October 31,         October 31,        April 30,
                                                    2000                1999              1998
                                                    ----                ----              ----

     INVESTMENT INCOME:
       Interest income ........................  $ 3,533,012        $ 1,809,172       $ 3,690,218
       Trustee's fees and expenses ............       (7,936)            (4,386)           (7,676)
       Sponsors' fees .........................      (40,717)           (17,568)          (24,838)
                                                 -------------------------------------------------
       Net investment income ..................    3,484,359          1,787,218         3,657,704
                                                 -------------------------------------------------


       UNREALIZED DEPRECIATION
         OF INVESTMENTS  ......................      (3,529)             (6,297)             (814)
                                                 -------------------------------------------------

     NET INCREASE IN NET ASSETS
       RESULTING FROM OPERATIONS ..............  $ 3,480,830        $ 1,780,921       $ 3,656,890
                                                 ==================================================

                       See Notes to Financial Statements.


                                     D - 3.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     NEW YORK SERIES - A

     STATEMENTS OF CHANGES IN NET ASSETS

                                                                     May 1, 1999
                                                 Year Ended              to            Year Ended
                                                 October 31,         October 31,        April 30,
                                                   2000                 1999              1998
                                                   ----                 ----              ----

     OPERATIONS:
       Net investment income .................. $ 3,484,359         $ 1,787,218       $ 3,657,704
       Unrealized depreciation
         of investments .......................      (3,529)             (6,297)             (814)
                                                --------------------------------------------------
       Net increase in net assets
         resulting from operations ............   3,480,830           1,780,921         3,656,890
                                                --------------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
       Income  ................................  (3,491,781)         (1,788,398)       (3,663,356)
       Principal ..............................  (1,463,797)           (857,871)       (1,341,666)
                                                --------------------------------------------------
       Total distributions ....................  (4,955,578)         (2,646,269)       (5,005,022)
                                                --------------------------------------------------
     NET DECREASE IN NET ASSETS ...............  (1,474,748)           (865,348)       (1,348,132)

     NET ASSETS AT BEGINNING OF PERIOD ........  55,419,790          56,285,138        57,633,270
                                                --------------------------------------------------
     NET ASSETS AT END OF PERIOD .............. $53,945,042         $55,419,790       $56,285,138
                                                ==================================================
     PER UNIT:
       Income distributions during
         period ............................... $     22.59         $     11.57       $     23.70
                                                ==================================================
       Principal distributions during
         period ............................... $      9.47         $      5.55       $      8.68
                                               ==================================================
       Net asset value at end of
         period ............................... $    349.00         $    358.54       $    364.14
                                                ==================================================
     TRUST UNITS:
       Outstanding at end of period ...........     154,572             154,572           154,572
                                                ==================================================

                       See Notes to Financial Statements.


                                     D - 4.

          DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
          NEW YORK SERIES - A

          NOTES TO FINANCIAL STATEMENTS

     1.   SIGNIFICANT ACCOUNTING POLICIES

          The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

           (A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities.

           (B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

           (C)      Interest income is recorded as earned.

     2.   DISTRIBUTIONS

          A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

     3.   NET CAPITAL


          Cost of 154,572 units at Date of Deposit ...................                                 $159,353,282
          Less sales charge ..........................................                                    4,780,910
                                                                                                        -----------
          Net amount applicable to Holders ...........................                                  154,572,372
          Realized gain on securities sold or redeemed ...............                                      872,009
          Principal distributions ....................................                                 (102,247,815)
          Unrealized appreciation of investments......................                                       43,135
                                                                                                        -----------

          Net capital applicable to Holders ..........................                                  $53,239,701
                                                                                                        ===========

     4.   INCOME TAXES

          As of October 31, 2000, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $43,135, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $52,743,780 at October 31, 2000.


                                     D - 5.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     NEW YORK SERIES - A

     PORTFOLIO
     As of October 31, 2000


                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                  Disposition    Redemption
            Securities                       Issues(1)      Amount    Coupon      Dates (4)     Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------


     New York City Hsg. Dev. Corp.
     Multi-Family Hsg. Ltd. Oblig. Bonds
     (Various Ser.):


   1 Rosalie Manning Apartments                 NR      $    43,975     7.034 %      2016      05/15/01     $    43,975 $    44,017
                                                                                               @  105.000

   2 Strycker's Bay Apartments                  NR           87,253     7.034        2016      05/15/01          87,253      87,337
                                                                                               @  105.000

   3 Scott Tower                                NR          116,874     7.000        2016      None             116,874     116,986


   4 Tri-Faith House                            NR           63,685     7.000        2017      01/15/01          63,685      63,746
                                                                                               @  105.000

   5 Washington Square East                     NR           81,214     7.000        2017      01/15/01          81,214      81,292
                                                                                               @  105.000

   6 Woodstock Terrace                          NR          108,370     7.034        2017      None             108,370     108,475


   7 Town House West                            NR          143,616     6.500        2016      01/15/01         143,616     143,728
                                                                                               @  105.000

   8 University River View                      NR          748,682     6.500        2015      None             748,682     749,266


   9 Westview Housing                           NR          206,189     6.500        2015      None             206,189     206,350


  10 Westwood House                             NR          198,014     6.500        2016      None             198,014     198,169


                                     D - 6.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     NEW YORK SERIES - A

     PORTFOLIO
     As of October 31, 2000


                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                  Dispositon     Redemption
            Securities                       Issues(1)      Amount    Coupon      Dates (4)     Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------


  11 Westside Manor                             NR      $   546,758     6.500 %      2016      05/15/01     $   546,758 $   547,185
                                                                                               @  105.000

  12 West Village                               NR        1,799,018     6.500        2011      05/15/01       1,799,018   1,800,421
                                                                                               @  105.000

  13 Atlantic Plaza Towers                      NR          263,147     7.034        2017      None             263,147     263,402


  14 Cadman Plaza North                         NR           88,546     7.000        2016      None              88,546      88,631


  15 Contello III                               NR           54,333     7.000        2016      None              54,333      54,385


  16 Crown Gardens                              NR          301,724     7.250        2017      01/15/01         301,724     302,038
                                                                                               @  105.000

  17 Esplinade Gardens                          NR          615,354     7.000        2017      01/15/01         615,354     615,945
                                                                                               @  105.000

  18 Governeaur Gardens                         NR          293,388     7.034        2017      None             293,388     293,673


  19 Lincoln-Amsterdam                          NR          308,091     7.250        2016      05/15/01         308,091     308,411
                                                                                               @  105.000

  20 Riverside Park                             NR        1,160,179     7.250        2016      05/15/01       1,160,179   1,161,386
                                                                                               @  105.000

  21 R.N.A. House                               NR           78,325     7.000        2016      None              78,325      78,401



                                     D - 7.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     NEW YORK SERIES - A

     PORTFOLIO
     As of October 31, 2000


                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                  Disposition    Redemption
            Securities                       Issues(1)      Amount    Coupon      Dates (4)     Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------


  22 Forest Park Crescent                       NR      $   220,371     6.500 %      2015      None         $   220,371 $   220,543


  23 Glenn Gardens                              NR        1,070,240     6.500        2015      01/15/01       1,070,240   1,071,075
                                                                                              @  105.000

  24 Goddard Towers                             NR          413,701     6.500        2016      01/15/01         413,701     414,024
                                                                                               @  105.000

  25 Heywood Towers                             NR          696,996     6.500        2015      None             696,996     697,540


  26 Hudsonview Terrace                         NR        1,494,193     6.500        2015      None           1,494,193   1,495,358


  27 Jefferson Towers                           NR          281,254     6.500        2016      05/15/01         281,254     281,474
                                                                                               @  105.000

  28 Janel Towers                               NR          504,492     6.500        2015      None             504,492     504,885


  29 Kingsbridge Apartments                     NR          258,252     6.500        2015      None             258,252     258,453


  30 Keith Plaza                                NR          892,606     6.500        2016      None             892,606     893,302


  31 Kelly Towers Project                       NR          592,715     6.500        2016      None             592,715     593,177



                                     D - 8.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     NEW YORK SERIES - A

     PORTFOLIO
     As of October 31, 2000


                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                  Disposition    Redemption
            Securities                       Issues(1)      Amount    Coupon      Dates (4)     Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------


  32 Leader House                               NR      $   822,287     6.500 %      2016      None         $   822,287 $   822,928


  33 Montefoire Hosp.                           NR          954,059     6.500        2015      None             954,059     954,804


  34 Middagh Street Studio                      NR          126,826     6.500        2016      01/15/01         126,826     126,925
                                                                                               @  105.000

  35 New Amsterdam House                        NR          856,526     6.500        2016      None             856,526     857,194


  36 Noble Mansion                              NR          454,937     6.500        2016      05/15/01         454,937     455,291
                                                                                               @  105.000

  37 Prospect Towers                            NR          380,257     6.500        2016      None             380,257     380,554


  38 Riverbend                                  NR        1,436,326     6.500        2016      05/15/01       1,436,326   1,437,446
                                                                                               @  105.000

  39 Robert Fulton Terrace                      NR          295,786     6.500        2015      None             295,786     296,016


  40 Ruppert House                              NR        3,020,426     6.500        2016      05/15/01       3,020,426   3,022,782
                                                                                               @  105.000

  41 Stevenson Commons                          NR        3,293,034     6.500        2016      None           3,293,034   3,295,602



                                     D - 9.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     NEW YORK SERIES - A

     PORTFOLIO
     As of October 31, 2000


                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                  Disposition    Redemption
            Securities                       Issues(1)      Amount    Coupon      Dates (4)     Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------


  42 Seaview Towers                             NR      $ 1,732,130     6.500 %      2016      01/15/01     $ 1,732,130 $ 1,733,481
                                                                                               @  105.000

  43 St. Martin Towers                          NR          497,796     6.500        2016      05/15/01         497,796     498,184
                                                                                               @  105.000

  44 Skyview Towers                             NR          679,437     6.500        2016      05/15/01         679,437     679,967
                                                                                               @  105.000

  45 Trinity House                              NR          441,343     6.500        2016      05/15/01         441,343     441,687
                                                                                               @  105.000

  46 Tivoli Towers                              NR        1,057,470     6.500        2016      01/15/01       1,057,470   1,058,295
                                                                                               @  105.000

  47 Einstein Staff Hsg.                        NR        1,101,328     6.500        2015      None           1,101,328   1,102,187


  48 Kingsbridge Arms                           NR          133,679     6.500        2016      05/15/01         133,679     133,784
                                                                                               @  105.000

  49 Bay Towers                                 NR          707,148     6.500        2015      None             707,148     707,700


  50 Boulevard Towers I                         NR          423,711     6.500        2016      None             423,711     424,042


  51 Brighton House                             NR          256,622     6.500        2016      05/15/01         256,622     256,822
                                                                                               @  105.000

  52 Beekman Staff                              NR          152,697     6.500        2015      None             152,697     152,816



                                    D - 10.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     NEW YORK SERIES - A

     PORTFOLIO
     As of October 31, 2000


                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                  Disposition    Redemption
            Securities                       Issues(1)      Amount    Coupon      Dates (4)     Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------


  53 Bethune Towers                             NR      $   194,580     6.500 %      2016      None         $   194,580 $   194,732


  54 Boulevard Towers II                        NR          873,354     6.500        2015      None             873,354     874,035


  55 Bruckner Towers                            NR          341,189     6.500        2016      None             341,189     341,455


  56 Bridgeview III                             NR          244,684     6.500        2015      None             244,684     244,875


  57 Columbus House                             NR          608,461     6.500        2016      05/15/01         608,461     608,935
                                                                                               @  105.000

  58 Columbus Manor                             NR          325,753     6.500        2015      None             325,753     326,007


  59 Corlear Gardens                            NR          168,895     6.500        2016      05/15/01         168,895     169,027
                                                                                               @  105.000

  60 Columbus Park                              NR          254,998     6.500        2016      05/15/01         254,998     255,197
                                                                                               @  105.000

  61 Clinton Towers                             NR        1,320,436     6.500        2015      None           1,320,436   1,321,466


  62 Carol Gardens                              NR          428,604     6.500        2016      01/15/01         428,604     428,938
                                                                                               @  105.000

  63 Cadman Towers                              NR        1,221,099     6.500        2016      05/15/01       1,221,099   1,222,052
                                                                                               @  105.000

  64 Candia House                               NR          179,003     6.500        2016      None             179,003     179,142


                                    D - 11.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     NEW YORK SERIES - A

     PORTFOLIO
     As of October 31, 2000


                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                  Disposition    Redemption
            Securities                       Issues(1)      Amount    Coupon      Dates (4)     Provisions(3)    Cost      Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------


  65 Cooper Gramercy                            NR      $   591,947     6.500 %      2015      None         $   591,947 $   592,409


  66 Court Plaza                                NR          667,011     6.500        2015      None             667,011     667,531


  67 Dayton Towers                              NR        2,583,522     6.500        2016      05/15/01       2,583,522   2,585,537
                                                                                               @  105.000

  68 Delos House                                NR          198,110     6.500        2016      None             198,110     198,265


  69 East Midtown Plaza                         NR        2,980,614     6.500        2016      05/15/01       2,980,614   2,982,939
                                                                                               @  105.000

  70 Essex Terrace                              NR          231,493     6.500        2016      01/15/01         231,493     231,674
                                                                                               @  105.000

  71 Fordham Towers                             NR          162,566     6.500        2015      None             162,566     162,693


  72 Shorehill Hsg.                             NR        2,500,000     7.500        2006      01/01/01       2,500,000   2,502,825
                                                                                               @  100.000

  73 Thurlow Terrace                            NR        2,919,211     6.500        2017      05/01/01       2,919,211   2,921,488
                                                                                               @  100.000

  74 Curtis Apartments                          NR        1,192,870     7.250        2017      None           1,192,870   1,194,111


                                                        -----------                                          ----------  ----------
     TOTAL                                              $52,743,780                                         $52,743,780 $52,786,915
                                                        ===========                                          ==========  ==========

                             See Notes to Portfolio.


                                    D - 12.

     DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
     NEW YORK SERIES - A

     NOTES TO PORTFOLIO
     As of October 31, 2000

     (1) The ratings of the Bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with rating agencies.

     (2)  See Notes to Financial Statements.

     (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

     (4) Securities in the Portfolio have stated maturity dates ranging from 2000 to 2020. The Sellers are obligated to purchase the securities at the disposition dates indicated, which are earlier that the stated maturity dates. The Trustee is required under the Indenture to sell each of the securities on specific dates in the market if the price which can be obtained on any such date is in excess of par or, in all other cases, to the Seller at par under the terms of the Seller's repurchase commitment.


                                     D - 13.

              Defined
            Asset Funds-Registered Trademark-

HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         NEW YORK SERIES A
recent free Information                  (14 Day Repurchase--Collateral Backed)
Supplement that gives more               (A Unit Investment Trust)
details about the Fund,                  ---------------------------------------
by calling:                              This Prospectus does not contain
The Chase Manhattan Bank                 complete information about the
1-800-323-1508                           investment company filed with the
                                         Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         2-85869) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     12765--2/01

                             DEFINED ASSET FUNDS--
                        MUNICIPAL INVESTMENT TRUST FUND
                               NEW YORK SERIES A
                       CONTENTS OF REGISTRATION STATEMENT

  This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

  The facing sheet of Form S-6.

  The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

    The Prospectus.

    The Signatures.

The following exhibits:

    1.1.1 -- Form of Standard Terms and Conditions of Trust Effective as of October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multi-state Series--48, 1933 Act File No. 33-50247).

    1.11.1-- Merrill Lynch Code of Ethics (incorporated by reference to Exhibit
            1.11.1 to the Post Effective Amendment No. 8 to the Registration Statement of Municipal Investment Trust Fund, Insured Series 186, 1933 Act File No. 33-49159).

    1.11.2-- Municipal Investment Trust Fund Code of Ethics (incorporated by reference to Exhibit 1.11.2 to the Post Effective Amendment No. 8 to the Registration Statement of Municipal Investment Trust Fund, Insured Series 186, 1933 Act File No. 33-49159).

    4.1  --Consent of the Evaluator.

    5.1  --Consent of independent accountants.

    9.1 -- Information Supplement (incorporated by reference to Exhibit 9.1 to Post-Effective Amendment No. 2 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--400, 1933 Act File No. 333-53537).

                             DEFINED ASSET FUNDS--
                        MUNICIPAL INVESTMENT TRUST FUND
                               NEW YORK SERIES A

                                   SIGNATURES

  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, DEFINED ASSET FUNDS--MUNICIPAL INVESTMENT TRUST FUND, NEW YORK SERIES A, CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 14TH DAY OF FEBRUARY, 2001.

               SIGNATURES APPEAR ON PAGES R-3, R-4, R-5 AND R-6.

    A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

    A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593

     GEORGE A. SCHIEREN
     JOHN L. STEFFENS

     By JAY M. FIFE
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR

By the following persons, who constitute a majority of        Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:          have been filed
                                                                under the 1933 Act
                                                                File Numbers:
                                                                333-63417 and
                                                                333-63033

     MICHAEL A. CARPENTER
     DERYCK C. MAUGHAN

     By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute a majority of                  Powers of Attorney
  the Board of Directors of Prudential Securities                         have been filed
  Incorporated:                                                           under Form SE and
                                                                          the following 1933
                                                                          Act File Numbers:
                                                                          33-41631 and
                                                                          333-15919

     ROBERT C. GOLDEN
     ALAN D. HOGAN
     A. LAURENCE NORTON, JR.
     LELAND B. PATON
     VINCENT T. PICA II
     MARTIN PFINSGRAFF
     HARDWICK SIMMONS
     LEE B. SPENCER, JR.
     BRIAN M. STORMS

     By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085,
  Reynolds Inc.:                            333-13039, 333-47553, 333-89009 and
                                            333-39302.

     BRUCE F. ALONSO
     RICHARD M. DeMARTINI
     RAYMOND J. DROP
     JAMES F. HIGGINS
     DONALD G. KEMPF, JR.
     JOHN J. MACK
     MITCHELL M. MERIN
     STEPHEN R. MILLER
     PHILIP J. PURCELL
     JOHN H. SCHAEFER
     THOMAS C. SCHNEIDER
     ALAN A. SCHRODER
     ROBERT G. SCOTT

     By MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)